Finance Costs - Net (Schedule of Finance Costs Net) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Debt accretion and capitalized interest:
Convertible debt (Notes 7 and 8)	$ 6,913	$ 6,168
Non-convertible debt (Notes 7 and 9)	11,599	8,935
Environmental rehabilitation provision accretion (Note 6)	1,776	1,465
Other finance costs	562	1,261
Less: amounts capitalized on qualifying assets	(18,512)	(15,103)
Finance costs	2,338	2,726
Interest income:
Bank deposits	(105)	(54)
Finance income	(105)	(54)
Finance costs - net	$ 2,233	$ 2,672